Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Evolv Technologies Holdings, Inc.
Schedule of Future Minimum Rental Commitments

Future minimum rental commitments to be paid by the Company at June 30, 2021 for this lease is as follows (in thousands):

Year Ending December 31:
2021 (remaining six months)	$185
2022	1,116
2023	1,150
2024	981
$3,432